United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas August 5, 2004
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109      422    17000 SH       SOLE                    17000
Alltel Corp                    COM              020039103     1596    31525 SH       SOLE                    31525
American Intl Group Inc        COM              026874107     2074    29100 SH       SOLE                    29100
Americas Car Mart              COM              03062t105      258     8600 SH       SOLE                     8600
Amgen Inc                      COM              031162100     2145    39307 SH       SOLE                    39307
Anadarko Pete Corp             COM              032511107      375     6400 SH       SOLE                     6400
Anheuser Busch Cos             COM              035229103      492     9118 SH       SOLE                     9118
Arkansas Best Freight          COM              040790107      402    12200 SH       SOLE                    12200
BJ Services                    COM              055482103     2489    54300 SH       SOLE                    54300
BP Amoco PLC ADR               COM              055622104      355     6636 SH       SOLE                     6636
Baldor Elec Co                 COM              057741100      285    12200 SH       SOLE                    12200
Bank of the Ozarks             COM              063904106      737    31600 SH       SOLE                    31600
Beverly Enterprises            COM              087851309      105    12200 SH       SOLE                    12200
Bristol Myers Squibb           COM              110122108      275    11235 SH       SOLE                    11235
Cardinal Health Inc            COM              14149Y108     2390    34125 SH       SOLE                    34125
Caremark Rx Inc                COM              141705103     2426    73656 SH       SOLE                    73656
Citigroup Inc.                 COM              172967101     2798    60176 SH       SOLE                    60176
Citizens Holding Co            COM              174715102      968    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      791    15675 SH       SOLE                    15675
Danaher Corp                   COM              235851102      373     7200 SH       SOLE                     7200
Deltic Timber                  COM              247850100      468    12200 SH       SOLE                    12200
Diebold Inc.                   COM              253651103     2242    42400 SH       SOLE                    42400
Dillard Dept Str A             COM              254063100      272    12200 SH       SOLE                    12200
EMC Corp.                      COM              268648102     1879   164802 SH       SOLE                   164802
Electronic Arts                COM              285512109     2217    40650 SH       SOLE                    40650
Emerson Elec Co                COM              291011104      229     3600 SH       SOLE                     3600
Entergy Corp New               COM              29364G103      202     3600 SH       SOLE                     3600
Exxon Mobil Corp               COM              302290101     1067    24032 SH       SOLE                    24032
Federal National Mtg Assoc.    COM              313586109      497     6958 SH       SOLE                     6958
First Data Corp.               COM              319963104     2845    63897 SH       SOLE                    63897
Fiserv Inc                     COM              337738108     1467    37725 SH       SOLE                    37725
General Electric Co.           COM              369604103     3588   110735 SH       SOLE                   110735
Hunt J B Trans Svcs            COM              445658107      610    15800 SH       SOLE                    15800
ITT Industries Inc.            COM              450911102      208     2500 SH       SOLE                     2500
Intel Corp.                    COM              458140100     2006    72670 SH       SOLE                    72670
International Business Machine COM              459200101     2739    31075 SH       SOLE                    31075
International Paper Co         COM              460146103      295     6600 SH       SOLE                     6600
Kohls Corp                     COM              500255104      999    23625 SH       SOLE                    23625
L3 Communications              COM              502424104     3355    50225 SH       SOLE                    50225
Lowes Cos Inc                  COM              548661107     2801    53300 SH       SOLE                    53300
Microsoft Corp                 COM              594918104     1735    60750 SH       SOLE                    60750
Morgan St Dean Witter          COM              617446448     2151    40762 SH       SOLE                    40762
Murphy Oil Corp.               COM              626717102     1242    16850 SH       SOLE                    16850
Nucor Corp                     COM              670346105      276     3600 SH       SOLE                     3600
Oracle Corp                    COM              68389X105     1858   155742 SH       SOLE                   155742
Pam Transportation             COM              693149106      233    12200 SH       SOLE                    12200
Pepsico Inc                    COM              713448108     1728    32075 SH       SOLE                    32075
Pfizer Inc                     COM              717081103     3618   105530 SH       SOLE                   105530
Pilgrims Pride                 COM              721467108      299    10325 SH       SOLE                    10325
Pitney Bowes Inc               COM              724479100      814    18400 SH       SOLE                    18400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     2357    27750 SH       SOLE                    27750
Regions Finl Corp              COM              758940100      234     6410 SH       SOLE                     6410
Schlumberger Ltd               COM              806857108     2374    37375 SH       SOLE                    37375
Scotts Companies               COM              810186106     2073    32450 SH       SOLE                    32450
Simmons First National         COM              828730200      490    18822 SH       SOLE                    18822
Southwest Airls Co             COM              844741108     1481    88317 SH       SOLE                    88317
Tellabs Inc                    COM              879664100      217    24850 SH       SOLE                    24850
Texas Instrs Inc               COM              882508104     1613    66693 SH       SOLE                    66693
Time Warner Inc                COM              887317105     1380    78490 SH       SOLE                    78490
Tyco Intl LTD New              COM              902124106     2986    90112 SH       SOLE                    90112
Tyson Foods Inc Cl A           COM              902494103      336    16035 SH       SOLE                    16035
USA Truck                      COM              902925106      147    12200 SH       SOLE                    12200
Union Pac Corp                 COM              907818108      232     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     2295    30525 SH       SOLE                    30525
United Technologies            COM              913017109      658     7196 SH       SOLE                     7196
Wal Mart Stores Inc            COM              931142103     7055   133715 SH       SOLE                   133715
Weyerhaeuser Co.               COM              962166104      227     3600 SH       SOLE                     3600
Whirlpool Corp                 COM              963320106      247     3600 SH       SOLE                     3600
Wyeth                          COM              983024100     1573    43500 SH       SOLE                    43500

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Tablle Value Total: $93,673
List of Other Included Managers:
No.		13F File Number		Name

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